RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.3%
	EQUITY - 66.3%
40,000	Direxion Daily S&P 500 Bear 3X ETF	$ 1,059,600
20,000	Direxion Daily Technology Bear 3X ETF	123,200
5,700	Invesco QQQ Trust Series 1	4,197,480
27,200	iShares MSCI ACWI ETF	4,269,584
9,100	iShares U.S. Utilities ETF	1,042,951
2,900	ProShares UltraPro Short QQQ	105,299
8,200	State Street Communication Services Select Sector SPDR ETF	878,466
9,800	State Street Consumer Discretionary Select Sector SPDR ETF	1,149,344
6,900	State Street Consumer Staples Select Sector SPDR ETF	573,183
7,700	State Street Energy Select Sector SPDR ETF	408,947
26,200	State Street Financial Select Sector SPDR ETF	1,404,582
7,263	State Street Health Care Select Sector SPDR ETF	1,152,347
5,900	State Street Industrial Select Sector SPDR ETF	1,092,857
4,400	State Street Materials Select Sector SPDR ETF	223,652
4,800	State Street Real Estate Select Sector SPDR ETF	211,344
22,600	State Street Technology Select Sector SPDR ETF	4,305,752
4,000	Vanguard S&P 500 ETF	2,747,240
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,383,492)	24,945,828

	EXCHANGE-TRADED NOTES — 0.3%
	SPECIALTY - 0.3%
4,500	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	99,405
	TOTAL EXCHANGE-TRADED NOTES (Cost $163,465)

	SHORT-TERM INVESTMENTS — 33.5%
	MONEY MARKET FUNDS - 33.5%
12,626,319	First American Government Obligations Fund, Class X, 3.56% (Cost $12,626,319)(b)	$ 12,626,319

	TOTAL INVESTMENTS - 100.1% (Cost $33,173,276)	$ 37,671,552
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(26,545)
	NET ASSETS - 100.0%	$ 37,645,007

ACWI	- All Country World Index
ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Note
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.7%
	FIXED INCOME - 39.7%
36,000	iShares 0-1 Year Treasury Bond ETF	$ 3,972,600
48,700	iShares 1-3 Year Treasury Bond ETF	3,998,757
80,000	JPMorgan Ultra-Short Income ETF	4,045,600
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,042,156)	12,016,957

	SHORT-TERM INVESTMENTS — 29.1%
	MONEY MARKET FUNDS - 29.1%
8,808,842	First American Government Obligations Fund, Class X, 3.56% (Cost $8,808,842)(a)	8,808,842

	TOTAL INVESTMENTS - 68.8% (Cost $20,850,998)	$ 20,825,799
	OTHER ASSETS IN EXCESS OF LIABILITIES- 31.2%	9,438,428
	NET ASSETS - 100.0%	$ 30,264,227

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.